Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Contracts in progress	$ 15,231	[1]	$ 5,815	[1]
Government subsidies receivable	331	[2]	1,205	[2]
Advance to employees	1,376	[3]	1,100	[3]
Advance to suppliers	4,265		870
Rental deposits	1,400		907
Prepaid rental and renovation & other prepaid expenses	2,891	[4]	2,107	[4]
Other operating receivable	713		867
Others	2,939		1,148
Total	$ 29,146		$ 14,019

[1]	Contracts in progress comprise: Deposits made by the Group to certain clients to guarantee fulfillment of the terms of contracts which will be returned when the contract terms are fulfilled and deferred contract costs representing contract costs incurred in advance of revenue recognition arising from: • hardware or software purchased and delivered to the customers prior to services being provided and revenue recognized. • direct and incremental staff costs in respect of a practically BPO contract to hire and train the service delivery personnel according to the customer's requirements prior the delivery of the billable services, and such deferred costs will be recognized over the billable service period. • the cost of providing services as requested by certain significant and recurring customers in advance of a formal works contract or purchase order being received.
[2]	Government subsidies receivable represented subsidies that are recorded when the approval is obtained from the relevant government authorities and the Group has the right to receive the subsidies.
[3]	Advances to employees represented cash advances to employees for business operations and are recognized as operating expenses when incurred.
[4]	Prepaid rental and renovation mainly represented renovation cost for office buildings.